Employee Benefits and Stock Compensation	12 Months Ended
Dec. 31, 2012
Employee Benefits and Stock Compensation [Abstract]
Employee Benefits and Stock Compensation

Note J    Employee Benefits and Stock Compensation

The Company’s profit sharing and retirement plan covers substantially all employees after one year of service and includes a matching benefit feature for employees electing to defer the elective portion of their profit sharing compensation. In addition, amounts of compensation contributed by employees are matched on a percentage basis under the plan. The profit sharing and retirement contributions charged to operations were $771,000 in 2012, $361,000 in 2011, and $373,000 in 2010.

The Company’s stock option and stock appreciation rights plans were approved by the Company’s shareholders on April 25, 1991, April 25, 1996, April 20, 2000 and May 8, 2008. The number of shares of common stock that may be granted pursuant to the 1991 and 1996 plans shall not exceed 990,000 shares for each plan, pursuant to the 2000 plan shall not exceed 1,320,000 shares, and pursuant to the 2008 plan, shall not exceed 1,500,000 shares. The Company has granted options and stock appreciation rights (“SSARs”) on 826,000, 933,000, 791,000 shares for the 1991, 1996 and 2000 plans, respectively, through December 31, 2012; no options or SSARs have been issued under the 2008 plan. Under the 2000 plan the Company issued 17,000 shares of restricted stock awards at $1.90 per share during 2010. Under the 2008 plan the Company issued 1,143,400 of restricted stock awards at $1.42 per share during 2011 and 73,000 of restricted stock awards at 1.62 per share during 2012. Under the plans, the options, stock awards or SSARs exercise price equals the common stock’s market price on the date of the grant. All options or SSARs issued after December 31, 2002 have a vesting period of five years and a contractual life of ten years. All stock awards have a contractual life of three or five years. To the extent the Company has treasury shares available, stock options exercised or stock grants awarded may be issued from treasury shares or, if treasury shares are insufficient, the Company can issue new shares. The Company has a single share repurchase program in place, approved on September 18, 2001, authorizing the repurchase of up to 825,000 shares; the maximum number of shares that may yet be purchased under this program is 76,000.

The Company did not grant any stock options or SSARS in 2012, 2011 or 2010. Stock option fair value is measured on the date of grant using the Black-Scholes option pricing model with market assumptions. Option pricing models require the use of highly subjective assumptions, including expected price volatility, which when changed can materially affect fair value estimates. Accordingly, the model does not necessarily provide a reliable single measure of the fair value of the Company’s stock options or SSARs.

The following table presents a summary of stock option and SSARs activity for the years ended December 31, 2012, 2011 and 2010:

	Number of Shares	Option or SSAR Price Per Share	Weighted Average Exercise Price	Aggregate Intrinsic Value
Dec. 31, 2009	558,000	$7.46 – 27.36	$21.21	$0
Granted	0	0	0

Exercised	0	0	0
Expired	0	0	0
Cancelled	(11,000)	7.46 – 26.72	11.88

Dec. 31, 2010	547,000	17.08 – 27.36	21.39	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(12,000)	17.08 – 26.72	20.14

Dec. 31, 2011	535,000	17.08 – 27.36	21.42	0
Granted	0	0	0
Exercised	0	0	0
Expired	0	0	0
Cancelled	(99,000)	17.08 – 26.72	22.66

Dec. 31, 2012	436,000	17.08 – 27.36	21.12	0

No stock options were exercised during 2012. No windfall tax benefits were realized from the exercise of stock options and no cash was utilized to settle equity instruments granted under stock option awards.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2012:

Options / SSARs Outstanding		Options / SSARs Exercisable (Vested)
Number of Shares Outstanding	Weighted Average Remaining Contractual Life in Years	Number of Shares Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
436,000	2.75	436,000	21.12	2.75	$0

At December 31, 2012, all stock options and SSARs were fully vested with no remaining unrecognized compensation cost.

Since December 31, 2011, restricted stock awards of 73,000 shares were issued, 204,000 awards have vested and 56,000 awards were cancelled. Non-vested restricted stock awards totaling 899,000 shares were outstanding at December 31, 2012, 187,000 less than at December 31, 2011, and are as follows:

Number of Non-Vested Restricted Stock Award Shares	Remaining Unrecognized Compensation Cost	Weighted Average Remaining Recognition Period in Years
899,000	$844,000	2.96

In 2012, 2011 and 2010 the Company recognized $796,000 ($489,000 after tax), $588,000 ($361,000 after tax) and $493,000 ($303,000 after tax), respectively of non-cash compensation expense.

No cash was utilized to settle equity instruments granted under restricted stock awards. No compensation cost has been capitalized and no significant modifications have occurred with regard to the contractual terms for stock options, SSARs or restricted stock awards.